VANGUARD VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA DD

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT B

Supplement dated April 4, 2022

to the

Prospectus and Statement of Additional Information dated May 1, 2021

Effective May 1, 2022, all references in the Prospectus and Statement of Additional Information to the “Vanguard Variable Annuity” will be deleted and replaced with “Transamerica Value Variable AnnuitySM”. Until we amend all forms we use that are related to the Contracts, we may still reflect the “Vanguard Variable Annuity” in correspondence and disclosure to you.

This Supplement updates certain information in the above referenced prospectus (the ‘‘Prospectus’’) and Statement of Additional Information (the “SAI”). Except as indicated in this Supplement, all other information included in the Prospectus and SAI remains unchanged. We will send you another copy of the applicable Prospectus, SAI, or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.